Loans Receivable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for losses	$ (905,000)	$ (1,001,000)	$ (841,000)	$ (1,165,000)	$ (1,237,000)
Outstanding loans receivable, Net	4,562,096	4,887,813		4,743,906
Loans Receivable [Member]
Outstanding loans receivable, Gross	5,467,096	5,888,813		5,909,000
Allowance for losses	(905,000)	(1,001,000)		(1,165,000)
Outstanding loans receivable, Net	4,562,096	4,887,813		4,744,000
Loans Receivable [Member] | Current [Member]
Outstanding loans receivable, Gross	4,244,920	4,625,852		4,542,000
Loans Receivable [Member] | Delinquent 0 To 30 Days [Member]
Outstanding loans receivable, Gross	365,295	296,983		276,000
Loans Receivable [Member] | Delinquent 31 To 60 Days [Member]
Outstanding loans receivable, Gross	231,199	219,830		234,000
Loans Receivable [Member] | Delinquent 61 To 90 Days [Member]
Outstanding loans receivable, Gross	202,658	222,929		209,000
Loans Receivable [Member] | Delinquent 91 To 120 Days [Member]
Outstanding loans receivable, Gross	126,675	170,622		220,000
Loans Receivable [Member] | Delinquent 121 To 150 Days [Member]
Outstanding loans receivable, Gross	136,948	188,983		227,000
Loans Receivable [Member] | Delinquent 151 To 180 Days [Member]
Outstanding loans receivable, Gross	159,401	163,614		201,000
Payday and Title Loans [Member] | Current [Member]
Outstanding loans receivable, Gross	3,975,024	4,373,116		4,398,000
Payday and Title Loans [Member] | Delinquent 0 To 30 Days [Member]
Outstanding loans receivable, Gross	300,651	211,550		276,000
Payday and Title Loans [Member] | Delinquent 31 To 60 Days [Member]
Outstanding loans receivable, Gross	190,390	189,304		234,000
Payday and Title Loans [Member] | Delinquent 61 To 90 Days [Member]
Outstanding loans receivable, Gross	153,048	186,385		209,000
Payday and Title Loans [Member] | Delinquent 91 To 120 Days [Member]
Outstanding loans receivable, Gross	126,675	170,622		220,000
Payday and Title Loans [Member] | Delinquent 121 To 150 Days [Member]
Outstanding loans receivable, Gross	136,948	188,983		227,000
Payday and Title Loans [Member] | Delinquent 151 To 180 Days [Member]
Outstanding loans receivable, Gross	159,401	163,614		201,000
Payday and Title Loans [Member] | Loans Receivable [Member]
Outstanding loans receivable, Gross	5,042,137	5,483,574		5,765,000
Allowance for losses	(852,000)	(942,000)		(1,161,000)
Outstanding loans receivable, Net	4,190,137	4,541,574		4,604,000
Installment Loans [Member] | Current [Member]
Outstanding loans receivable, Gross	269,896	252,736		144,000
Installment Loans [Member] | Delinquent 0 To 30 Days [Member]
Outstanding loans receivable, Gross	64,644	85,433		0
Installment Loans [Member] | Delinquent 31 To 60 Days [Member]
Outstanding loans receivable, Gross	40,809	30,526		0
Installment Loans [Member] | Delinquent 61 To 90 Days [Member]
Outstanding loans receivable, Gross	49,610	36,544		0
Installment Loans [Member] | Delinquent 91 To 120 Days [Member]
Outstanding loans receivable, Gross	0	0		0
Installment Loans [Member] | Delinquent 121 To 150 Days [Member]
Outstanding loans receivable, Gross	0	0		0
Installment Loans [Member] | Delinquent 151 To 180 Days [Member]
Outstanding loans receivable, Gross	0	0		0
Installment Loans [Member] | Loans Receivable [Member]
Outstanding loans receivable, Gross	424,959	405,239		144,000
Allowance for losses	(53,000)	(59,000)		(4,000)
Outstanding loans receivable, Net	$ 371,959	$ 346,239		$ 140,000